Acquisitions - Schedule of Unaudited Pro Forma Information Below Presents the Consolidated Results Operations (Details) - USD ($)	9 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	May 31, 2019	May 31, 2018
The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Total Revenue		$ 24,000	$ 53,932
Net Loss		$ (3,482,692)	$ (3,767,067)	$ (210,657)
Basic Net Loss Per Share		$ (0.97)	$ (1.06)	$ 0.00
PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Total Revenue	$ 705,000	$ 526,000
Net Loss	$ (1,270,000)	$ (3,026,000)
Basic Net Loss Per Share	$ (0.17)	$ (0.85)